Available-for-sale investments (Unrealized Losses and Fair Values) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair value	$ 20,856	$ 11,642
Less than 12 months, Unrealized losses	(250)	(115)
12 months or greater, Fair value	1,887	1,867
12 months or greater, Unrealized losses	(79)	(59)
U.S. Treasury securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair value	4,196	1,770
Less than 12 months, Unrealized losses	(24)	(7)
12 months or greater, Fair value	0	171
12 months or greater, Unrealized losses	0	(1)
Other government-related debt securities - U.S. [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair value	494	160
Less than 12 months, Unrealized losses	(2)	0
12 months or greater, Fair value	20	178
12 months or greater, Unrealized losses	0	(3)
Other government-related debt securities - Foreign and other [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair value	1,306	514
Less than 12 months, Unrealized losses	(32)	(14)
12 months or greater, Fair value	56	159
12 months or greater, Unrealized losses	(4)	(10)
Corporate debt securities - Financial [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair value	5,988	3,150
Less than 12 months, Unrealized losses	(38)	(14)
12 months or greater, Fair value	228	158
12 months or greater, Unrealized losses	(2)	(2)
Corporate debt securities - Industrial [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair value	5,427	3,931
Less than 12 months, Unrealized losses	(108)	(62)
12 months or greater, Fair value	679	222
12 months or greater, Unrealized losses	(28)	(4)
Corporate debt securities - Other [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair value	807	354
Less than 12 months, Unrealized losses	(19)	(4)
12 months or greater, Fair value	39	5
12 months or greater, Unrealized losses	(2)	0
Residential mortgage-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair value	804	614
Less than 12 months, Unrealized losses	(8)	(4)
12 months or greater, Fair value	304	413
12 months or greater, Unrealized losses	(7)	(6)
Other mortgage- and asset-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair value	1,834	1,071
Less than 12 months, Unrealized losses	(19)	(8)
12 months or greater, Fair value	561	561
12 months or greater, Unrealized losses	$ (36)	(33)
Equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair value		78
Less than 12 months, Unrealized losses		(2)
12 months or greater, Fair value		0
12 months or greater, Unrealized losses		$ 0